Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
Accounts payable and accrued expenses consist of the following:

	As of
(in thousands)	December 31, 2019	December 31, 2018
Accounts payable	$4,984	$4,948
Accrued operating	36,177	1,705
Accrued administrative	7,585	7,323
Accounts payable and accrued expenses	$48,746	$13,976